Accounting policies, Major exchange rates of currencies (Details)	12 Months Ended
	Dec. 31, 2020 $ / kr	Dec. 31, 2020 $ / kr $ / £	Dec. 31, 2020 $ / kr $ / kr	Dec. 31, 2020 $ / kr $ / SFr	Dec. 31, 2020 $ / kr $ / kr	Dec. 31, 2020 $ / kr $ / €	Dec. 31, 2019 $ / kr	Dec. 31, 2019 $ / kr $ / £	Dec. 31, 2019 $ / kr $ / kr	Dec. 31, 2019 $ / kr $ / SFr	Dec. 31, 2019 $ / kr $ / kr	Dec. 31, 2019 $ / kr $ / €	Dec. 31, 2018 $ / kr	Dec. 31, 2018 $ / kr $ / £	Dec. 31, 2018 $ / kr $ / kr	Dec. 31, 2018 $ / kr $ / SFr	Dec. 31, 2018 $ / kr $ / kr	Dec. 31, 2018 $ / kr $ / €	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / kr	Dec. 31, 2020 $ / SFr	Dec. 31, 2020 $ / kr	Dec. 31, 2020 $ / €	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / kr	Dec. 31, 2019 $ / SFr	Dec. 31, 2019 $ / kr	Dec. 31, 2019 $ / €	Dec. 31, 2018 $ / £	Dec. 31, 2018 $ / kr	Dec. 31, 2018 $ / SFr	Dec. 31, 2018 $ / kr	Dec. 31, 2018 $ / €
Exchange rates [Abstract]
Average	9.2135	0.7799	6.5432	0.9391	9.4206	0.8777	9.4533	0.7836	6.6690	0.9938	8.7976	0.8932	8.6784	0.7485	6.2997	0.9763	8.1289	0.8455
Closing	8.1885	8.1885	8.1885	8.1885	8.1885	8.1885	9.3282	9.3282	9.3282	9.3282	9.3282	9.3282	9.0855	9.0855	9.0855	9.0855	9.0855	9.0855	0.7365	6.0570	0.8829	8.5671	0.8141	0.7624	6.6698	0.9710	8.8046	0.8929	0.7833	6.5700	0.9976	8.5654	0.8739